9. COMMON STOCK (Details) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Number of options
Beginning Balance	13,779,000	14,400,500	9,223,000
Granted	1,670,000	2,815,000	7,560,000
Exercised	(346,532)	0	0
Cancelled	(163,468)	0	0
Expired	(1,472,500)	(2,811,500)	(2,379,500)
Forfeited	(258,500)	(625,000)	(3,000)
Ending Balance	13,208,000	13,779,000	14,400,500
Weighted Average Exercise Price
Beginning Balance	$ 0.85	$ 1.22	$ 1.98
Granted	0.34	0.21	0.47
Exercised	0.22	0	0
Cancelled	0.25	0	0
Expired	2.75	1.99	1.80
Forfeited	0.61	1.43	1.25
Ending Balance	$ 0.60	$ 0.85	$ 1.22